LEASES (Details 1) - USD ($)	Mar. 27, 2021	Jun. 27, 2020
Leases [Abstract]
June 26, 2021	$ 5,504,585	$ 34,049,336
June 26, 2021	1,302,684	1,439,200
June 25, 2022	22,989,719	34,040,450
June 25, 2022	5,324,591	1,579,608
June 24, 2023	23,241,907	34,224,191
June 24, 2023	5,484,327	1,790,448
June 29, 2024	27,249,872	31,289,161
June 29, 2024	9,860,306	2,021,743
June 28, 2025	21,096,035	30,837,827
June 28, 2025	6,522,077	2,279,010
Thereafter	102,173,727	134,553,668
December 27, 2026 and Thereafter	1,076,074,995	51,479,265
Total lease payment	202,255,845	298,994,663
Total lease payment	1,104,568,980	$ 60,589,274
Less: Interest	(96,771,980)
Less: Interest	(1,075,923,388)
Present Value of Lease Liabilities	105,483,865
Present Value of Lease Liabilities	$ 28,645,592